Income Taxes - Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income before income taxes from continuing operations	$ 708,145	$ 150,416
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	$ 187,658	$ 39,860
Non-taxable gains on investments	(2,606)	(1,460)
Non-taxable losses on derivative financial instruments	51,590	1,912
Foreign tax rate differential	(44,450)	(8,724)
Other, including permanent differences	(1,136)	6,191
Income tax expense from continuing operations	$ 191,056	$ 37,779